Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2010	2011
Office and warehouse equipment	$356	$323
Computer equipment	1,246	985
Furniture and fixtures	524	524
Laboratory equipment	7,762	4,913
Leasehold improvements	21,434	6,898
	31,322	13,643
Less accumulated depreciation	(19,830)	(12,622)
	$11,492	$1,021